Property, Plant and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment
Property, Plant and Equipment

Note G.

Property, Plant and Equipment

($ in millions)

At December 31:	2015	2014
Land and land improvements	$558	$667
Buildings and building improvements	6,552	9,524
Plant, laboratory and office equipment	21,116	27,388
Plant and other property—gross	28,226	37,578
Less: Accumulated depreciation	18,051	27,500
Plant and other property—net	10,176	10,078
Rental machines	1,115	1,456
Less: Accumulated depreciation	565	763
Rental machines—net	551	693
Total—net	$10,727	$10,771

In 2015, the company retired the assets associated with the divestiture of the Microelectronics business impacting both plant and other property-gross and accumulated depreciation.